MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined contribution plan expenses	$ 3,147,927	$ 4,087,334	$ 3,130,308
Aggregate balance of statutory common reserves	21,969,950	$ 17,720,748	$ 20,190,729
Restrictions of statutory reserves	$ 218,043,299